JOINT VENTURE	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
JOINT VENTURE
JOINT VENTURE

NOTE 3 – JOINT VENTURE

JV with XTI Aircraft

On May 31, 2021, the Company entered into a Joint Venture Agreement (the “Agreement”) with XTI Aircraft Company (“XTI”), a Delaware corporation, to form a new company, called Eco-Aero, LLC (the “JV”), a Delaware limited liability company, with the purpose of completing the preliminary design of XTI’s TriFan 600, a 5-passenger plus pilot, hybrid electric, vertical takeoff, and landing (eVTOL) fixed wing aircraft. Under the Agreement, Xeriant is contributing capital, technology, and strategic business relationships, and XTI is contributing intellectual property licensing rights and know-how. XTI and the Company each own 50 percent of the JV. The JV is managed by a management committee consisting of five members, three appointed by the Company and two by XTI. The Agreement was effective on June 4, 2021, with an initial deposit of $1 million into the JV. Xeriant’s financial commitment is for up to $10 million, contributed as required by the aircraft development timeline and budget.

The Company analyzed the transaction under ASC 810 Consolidation, to determine if the joint venture classifies as a Variable Interest Entity (“VIE”). The Joint Venture qualifies as a VIE based on the fact the JV does not have sufficient equity to operate without financial support from Xeriant. According to ASC 810-25-38, a reporting entity shall consolidate a VIE when that reporting entity has a variable interest (or combination of variable interests) that provides the reporting entity with a controlling financial interest on the basis of the provisions in paragraphs 810-10-25-38A through 25-38J. The reporting entity that consolidates a VIE is called the primary beneficiary of that VIE. According to the JV operating agreement, the ownership interests are 50/50. However, the agreement provides for a Management Committee of five members. Three of the five members are from Xeriant. Additionally, Xeriant has an obligation to invest $10,000,000 into the JV. As such, Xeriant has substantial capital at risk. Based on these two factors, the conclusion is that Xeriant is the primary beneficiary of the VIE. Accordingly, Xeriant has consolidated the VIE.

The Company includes the assets and liabilities related to the VIE in the unaudited Condensed Consolidated Balance Sheets. Xeriant, Inc. provides cash to the VIE to fund its operations. The carrying amounts of consolidated VIE's assets and liabilities associated with the VIE subsidiary were as follows:

	December 31, 2022	June 30, 2022
Assets
Cash	$4,392	$4,516

Due to Xeriant Inc.	$5,479,547	$5,479,547
Total Assets	$5,483,939	$5,484,063

JV with Movychem

On April 2, 2022 the Company entered into a Joint Venture Agreement with Movychem s.r.o., a Slovakian limited liability company setting forth the terms for the establishment of a joint venture (the “Joint Venture”) to develop applications and commercialize Retacell®, a flame-retardant product in the form of polymer gels, powders, liquids and pellets derived from technology developed by Movychem. The Joint Venture is organized as a Florida limited liability company under the name Ebenberg, LLC (the “Movychem JV”) and is owned 50% by each of the Company and Movychem.

For its capital contribution to the Joint Venture, pursuant to a Patent and Exclusive License and Assignment Agreement (the “Patent Agreement”), Movychem is transferring to the Joint Venture all of its interest to the know-how and intellectual property relating to Retacell® exclusive of all of all patents, and the Company is contributing the amount of $2,600,000 payable (a) $600,000 at the rate of $25,000 per month over a 24 month period and (b) $2,000,000 within five business days of a closing of a financing in which the Company receives net proceeds of at least $3,000,000 but in no event later than six months from the Effective Date (Amended to February 15, 2023, as per Amended Agreement), should Movychem be in compliance with its obligations related to the Movychem JV. At such time as the Company makes its $2,000,000 payment (and assuming the Company is current with its then monthly capital contributions), pursuant to the Patent Agreement, Movychem will transfer all of its rights, title and interest to all of the patents related to Retacell® for an amount equal to aggregate cash contributions of the Company to the Joint Venture plus 40% of all royalty payments received by the Joint Venture for the licensing of Retacell® products. Pending assignment of the patents to the Joint Venture, pursuant to the Patent Agreement, Movychem has granted to the Joint Venture an exclusive worldwide license under the patents.

Concurrently with the execution of the Joint Venture Agreement, the Joint Venture will provide to the Joint Venture technical services related to the exploitation of the Retacell® intellectual property and corporate, marketing. business development, communications and administrative services as requested by the Joint Venture in exchange for 40% of all royalty payments received by the Joint Venture for the licensing of Retacell® products.

Under the Joint Venture Agreement, the Company has agreed to grant to certain individuals affiliated with Movychem five-year warrants (the “Warrants”) to purchase an aggregate of 170,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share with vesting depending on the satisfaction of various milestones as described therein.

The Joint Venture Agreement grants to Movychem the right to dissolve the Joint Venture in the event that the Company fails to make any of its capital contributions in which case the Joint Venture will be required to grant back to Movychem all joint venture intellectual property and the assignment to Movychem of any outstanding licenses, should Movychem be in compliance with its obligations related to the Movychem JV. Additionally, the Services Agreement will be amended to provide that the 40% of royalties to be paid by to the Company will be limited to licensees who were first introduced to the Joint Venture or Movychem, as the case may be.

The Company analyzed the transaction under ASC 810 Consolidation, to determine if the joint venture classifies as a Variable Interest Entity (“VIE”). The Joint Venture qualifies as a VIE based on the fact the JV does not have sufficient equity to operate without financial support from both parties. According to ASC 810-25-38, a reporting entity shall consolidate a VIE when that reporting entity has a variable interest (or combination of variable interests) that provides the reporting entity with a controlling financial interest on the basis of the provisions in paragraphs 810-10-25-38A through 25-38J. The reporting entity that consolidates a VIE is called the primary beneficiary of that VIE. According to the JV operating agreement, the ownership interests are 50/50 and the agreement provides for a Management Committee of five members. Two of the five members are from Xeriant and Movychem, respectively and one is appointed by mutual agreement of the parties. Movychem is transferring to the Joint Venture all of its interest to the know-how and intellectual property relating to Retacell® exclusive of all patents, and the Company is contributing cash. As such, both parties do not have substantial capital at risk. Based on these two factors, the conclusion is that no one is the primary beneficiary of the VIE. Accordingly, Xeriant has not consolidated the VIE.

As of December 31, 2022 and June 30, 2022, the Company contributed $280,656 and $115,356 to the joint venture, respectively.  For the six months ended December 31, 2022 the Company contributed $165,300 to the joint venture.

NOTE 3 – JOINT VENTURE

JV with XTI Aircraft

On May 31, 2021, the Company entered into a Joint Venture Agreement (the “Agreement”) with XTI Aircraft Company (“XTI”), a Delaware corporation, to form a new company, called Eco-Aero, LLC (the “JV”), a Delaware limited liability company, with the purpose of completing the preliminary design of XTI’s TriFan 600, a 5-passenger plus pilot, hybrid electric, vertical takeoff, and landing (eVTOL) fixed wing aircraft. Under the Agreement, Xeriant is contributing capital, technology, and strategic business relationships, and XTI is contributing intellectual property licensing rights and know-how. XTI and the Company each own 50 percent of the JV. The JV is managed by a management committee consisting of five members, three appointed by the Company and two by XTI. The Agreement was effective on June 4, 2021, with an initial deposit of $1 million into the JV. Xeriant’s financial commitment is for up to $10 million, contributed as required by the aircraft development timeline and budget.

The Company analyzed the transaction under ASC 810 Consolidation, to determine if the joint venture classifies as a Variable Interest Entity (“VIE”). The Joint Venture qualifies as a VIE based on the fact the JV does not have sufficient equity to operate without financial support from Xeriant. According to ASC 810-25-38, a reporting entity shall consolidate a VIE when that reporting entity has a variable interest (or combination of variable interests) that provides the reporting entity with a controlling financial interest on the basis of the provisions in paragraphs 810-10-25-38A through 25-38J. The reporting entity that consolidates a VIE is called the primary beneficiary of that VIE. According to the JV operating agreement, the ownership interests are 50/50. However, the agreement provides for a Management Committee of five members. Three of the five members are from Xeriant. Additionally, Xeriant has an obligation to invest $10,000,000 into the JV. As such, Xeriant has substantial capital at risk. Based on these two factors, the conclusion is that Xeriant is the primary beneficiary of the VIE. Accordingly, Xeriant has consolidated the VIE.

JV with Movychem

On April 2, 2022 the Company entered into a Joint Venture Agreement with Movychem s.r.o., a Slovakian limited liability company setting forth the terms for the establishment of a joint venture (the “Joint Venture”) to develop applications and commercialize Retacell®, a flame-retardant product in the form of polymer gels, powders, liquids and pellets derived from technology developed by Movychem. The Joint Venture is organized as a Florida limited liability company under the name Ebenberg, LLC (the “Movychem JV”) and is owned 50% by each of the Company and Movychem.

For its capital contribution to the Joint Venture, pursuant to a Patent and Exclusive License and Assignment Agreement (the “Patent Agreement”), Movychem is transferring to the Joint Venture all of its interest to the know-how and intellectual property relating to Retacell® exclusive of all patents, and the Company is contributing the amount of $2,600,000 payable (a) $600,000 at the rate of $25,000 per month over a 24 month period and (b) $2,000,000 within five business days of a closing of a financing in which the Company receives net proceeds of at least $3,000,000 but in no event later than six months from the Effective Date. The capital contributions are dependent upon Movychem being in compliance with its obligations related to the Movychem JV. At such time as the Company makes its $2,000,000 payment (and assuming the Company is current with its then monthly capital contributions), pursuant to the Patent Agreement, Movychem will transfer all of its rights, title and interest to all of the patents related to Retacell® for an amount equal to aggregate cash contributions of the Company to the Joint Venture plus 40% of all royalty payments received by the Joint Venture for the licensing of Retacell® products. Pending assignment of the patents to the Joint Venture, pursuant to the Patent Agreement, Movychem has granted to the Joint Venture an exclusive worldwide license under the patents.

Concurrently with the execution of the Joint Venture Agreement, Xeriant will provide to the Joint Venture technical services related to the exploitation of the Retacell® intellectual property and corporate, marketing. business development, communications and administrative services as requested by the Joint Venture in exchange for 40% of all royalty payments received by the Joint Venture for the licensing of Retacell® products.

Under the Joint Venture Agreement, the Company has agreed to grant to certain individuals affiliated with Movychem five-year warrants (the “Warrants”) to purchase an aggregate of 170,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share with vesting depending on the satisfaction of various milestones as described therein.

The Joint Venture Agreement grants to Movychem the right to dissolve the Joint Venture in the event that the Company fails to make any of its capital contributions in which case the Joint Venture will be required to grant back to Movychem all joint venture intellectual property and the assignment to Movychem of any outstanding licenses, should Movychem be in compliance with its obligations related to the Movychem JV. Additionally, the Services Agreement will be amended to provide that the 40% of royalties to be paid by to the Company will be limited to licensees who were first introduced to the Joint Venture or Movychem, as the case may be.

The Company analyzed the transaction under ASC 810 Consolidation, to determine if the joint venture classifies as a Variable Interest Entity (“VIE”). The Joint Venture qualifies as a VIE based on the fact the JV does not have sufficient equity to operate without financial support from both parties. According to ASC 810-25-38, a reporting entity shall consolidate a VIE when that reporting entity has a variable interest (or combination of variable interests) that provides the reporting entity with a controlling financial interest on the basis of the provisions in paragraphs 810-10-25-38A through 25-38J. The reporting entity that consolidates a VIE is called the primary beneficiary of that VIE. According to the JV operating agreement, the ownership interests are 50/50 and the agreement provides for a Management Committee of five members. Two of the five members are from Xeriant and Movychem, respectively and one is appointed by mutual agreement of the parties. Movychem is transferring to the Joint Venture all of its interest to the know-how and intellectual property relating to Retacell® exclusive of all patents, and the Company is contributing cash. As such, both parties do not have substantial capital at risk. Based on these two factors, the conclusion is that no one is the primary beneficiary of the VIE. Accordingly, Xeriant has not consolidated the VIE.

As of June 30, 2022, the Company contributed $115,356 to the joint venture.